Income Taxes (Movement of the valuation allowance) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Abstract]
Balance at the beginning of the period	$ 120	750	1,856	2,330
Current period addition	160	993	0	863
Current period reversal	0	0	(1,106)	(1,337)
Balance at the end of the period	$ 280	1,743	750	1,856